UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.2%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2011 (1)	3,095	3,476
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2016 (1)	8,695	10,222
Boynton Beach FL Util. System Rev	5.375%	11/1/2013 (3)	2,400	2,659
Boynton Beach FL Util. System Rev	5.375%	11/1/2015 (3)	2,665	2,990
Boynton Beach FL Util. System Rev	5.500%	11/1/2018 (3)	3,125	3,608
Boynton Beach FL Util. System Rev	5.500%	11/1/2020 (3)	3,480	4,063
Boynton Beach FL Util. System Rev	6.250%	11/1/2020 (3)(ETM)	415	496
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/2014 (1)	2,000	2,043
Brevard County FL Util. Rev	5.250%	3/1/2012 (3)	3,805	4,134
Brevard County FL Util. Rev	5.250%	3/1/2013 (3)	2,165	2,346
Brevard County FL Util. Rev	5.250%	3/1/2014 (3)	2,045	2,216
Broward County FL Airport System Rev	5.250%	10/1/2011 (1)	10,000	10,440
Broward County FL Airport System Rev	5.000%	10/1/2023 (2)	4,330	4,578
Broward County FL Airport System Rev	5.000%	10/1/2024 (2)	5,000	5,275
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	6,325	6,875
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	5,755	6,256
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	5,170	5,694
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	5,205	5,732
Broward County FL School Board COP	5.500%	7/1/2011 (4)(Prere.)	4,635	5,105
Broward County FL School Board COP	5.500%	7/1/2018 (4)	14,575	15,874
Broward County FL School Board COP	5.500%	7/1/2019 (4)	15,710	17,110
Collier County FL School Board COP	5.375%	2/15/2012 (4)(Prere.)	5,000	5,468
Collier County FL School Board COP	5.375%	2/15/2012 (4)(Prere.)	5,725	6,229
Collier County FL School Board COP	5.375%	2/15/2012 (4)(Prere.)	5,000	5,440
Collier County FL School Board COP	5.375%	2/15/2012 (4)(Prere.)	5,695	6,197
Collier County FL School Board COP	6.250%	2/15/2013 (4)	12,500	14,336
Collier County FL School Board COP	5.250%	2/15/2020 (4)	9,000	10,143
Collier County FL School Board COP	5.250%	2/15/2021 (4)	7,285	8,232
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/2010 (1)	2,775	2,907
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,500	2,817
Dunedin FL Util. System Rev	6.750%	10/1/2008 (3)	1,115	1,203
Dunedin FL Util. System Rev	6.750%	10/1/2010 (3)	2,465	2,788
Escambia County FL Environmental Improvement Rev	5.750%	11/1/2027	6,000	6,210
Florida Board of Educ. Capital Outlay	5.500%	6/1/2014	10,000	10,974
Florida Board of Educ. Capital Outlay	5.375%	6/1/2017 (3)	4,010	4,379
Florida Board of Educ. Public Educ	5.375%	6/1/2015	12,000	13,119
Florida Board of Educ. Public Educ	5.000%	6/1/2020 (3)	11,320	12,264
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2014 (3)	8,475	9,266
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2015 (2)	12,105	13,267
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2015 (3)	8,960	9,797
Florida Housing Finance Corp. Rev	5.950%	1/1/2032 (4)	8,905	9,245
Florida Turnpike Auth. Rev	5.000%	7/1/2033	10,585	11,092
Hernando County FL Water & Sewer	5.000%	6/1/2029 (1)	4,000	4,213
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2031	4,000	4,089
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/2031	10,000	10,783
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2035	10,000	10,232
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2010 (4)	3,775	4,070
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2011 (4)	4,610	5,028
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2012 (4)	5,670	6,239
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2013 (4)	3,000	3,317
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2014 (4)	5,365	5,966
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2015 (4)	3,945	4,409
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034	4,800	5,000
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/2019 (1)	17,850	21,757
Hillsborough County FL School Board COP	5.250%	7/1/2017 (1)	7,005	7,810
Hillsborough County FL School Board COP	5.500%	7/1/2018 (1)	14,945	17,080
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011 (2)(Prere.)	2,000	2,179
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011 (2)(Prere.)	2,000	2,179
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011 (2)(Prere.)	4,780	5,209
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011 (2)(Prere.)	2,000	2,179
Hollywood FL Water & Sewer Rev	5.000%	10/1/2013 (4)	3,600	3,897
Indian River County FL School Board COP	5.000%	7/1/2019 (1)	4,225	4,531
Indian River County FL School Board COP	5.000%	7/1/2020 (1)	4,380	4,690
Indian River County FL School Board COP	5.000%	7/1/2021 (1)	4,175	4,464
Indian River County FL School Board COP	5.000%	7/1/2023 (1)	2,485	2,641
Indian River County FL School Board COP	5.000%	7/1/2024 (1)	1,430	1,516
Indian River County FL Water & Sewer Rev	6.500%	9/1/2008 (3)	2,540	2,688
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2013 (1)	3,500	3,779
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2019 (1)	7,000	7,518
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,362
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2016 (1)	2,500	2,684
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2017 (1)	2,895	3,100
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2018 (1)	3,300	3,530
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2019 (1)	2,280	2,434
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2020 (1)	1,750	1,866
Lakeland FL Electric & Water Rev	6.050%	10/1/2009 (4)	4,000	4,336
Lakeland FL Electric & Water Rev	6.550%	10/1/2009 (4)	4,000	4,394
Lakeland FL Electric & Water Rev	0.000%	10/1/2011 (1)	8,420	6,837
Lakeland FL Electric & Water Rev	0.000%	10/1/2012 (1)	2,020	1,571
Lakeland FL Electric & Water Rev	6.050%	10/1/2014 (4)	2,000	2,322
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/2021	11,925	12,248
Lee County FL School Board COP	6.000%	8/1/2008 (4)	6,180	6,367
Lee County FL School Board COP	5.000%	8/1/2027 (4)	5,000	5,265
Lee County FL School Board COP	5.000%	8/1/2028 (4)	5,000	5,261
Miami Beach FL Water & Sewer Rev	5.625%	9/1/2017 (2)	2,550	2,771
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2017 (3)	8,940	9,795
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2018 (3)	5,000	5,478
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2019 (3)	5,500	6,006
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2020 (3)	4,000	4,368
Miami-Dade County FL Educational Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/2029 (2)	13,760	14,483
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2027 (1)	10,000	10,498
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2028 (1)	10,890	11,449
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2029 (1)	4,065	4,261
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,460	2,696
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	2,650	2,904
Miami-Dade County FL School Board COP	5.500%	5/1/2011 (1)(Prere.)	3,840	4,208
Miami-Dade County FL School Board COP PUT	5.500%	5/1/2011 (1)	8,500	9,122
Miami-Dade County FL Water & Sewer Rev. VRDO	3.190%	3/7/2006 (4)	9,700	9,700
Miramar FL Wastewater Improvement Assessment Rev	5.000%	10/1/2025 (1)	1,975	2,059
North Broward FL Hosp. Dist. Rev	5.750%	1/15/2007 (1)	2,560	2,609
Ocala FL Water & Sewer Rev	6.000%	10/1/2010 (2)	2,435	2,592
Ocala FL Water & Sewer Rev	5.750%	10/1/2011 (3)(Prere.)	13,605	15,193
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2010 (2)	6,015	6,147
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2024	5,000	5,572
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project Rev.)	5.000%	1/1/2035	5,500	5,760
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009 (1)(ETM)	4,935	5,393
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009 (1)	2,045	2,219
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010 (1)(ETM)	5,260	5,857
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010 (1)	2,175	2,404
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011 (1)(ETM)	2,765	3,133
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011 (1)	1,875	2,112
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013 (1)(ETM)	3,160	3,682
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013 (1)	1,890	2,175
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016 (1)(ETM)	3,890	4,633
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016 (1)	1,610	1,896
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2018 (1)	6,770	8,160
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2021 (1)	11,500	14,192
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/2039	6,000	6,218
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRD	2.960%	3/1/2006 LOC	1,300	1,300
Orange County FL School Board COP	5.375%	8/1/2007 (1)(Prere.)	3,140	3,256
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,170	3,488
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,500	3,851
Orange County FL School Board COP	6.000%	8/1/2010 (2)(Prere.)	3,955	4,351
Orange County FL School Board COP	5.375%	8/1/2022 (1)	1,185	1,226
Orange County FL School Board COP	5.000%	8/1/2030 (3)	5,000	5,279
Orange County FL School Board VRDO	2.970%	3/1/2006 (1)	4,290	4,290
Orange County FL Tourist Dev. Rev	5.900%	10/1/2010 (1)(ETM)	835	918
Orange County FL Tourist Dev. Rev	5.000%	10/1/2024 (2)	10,110	10,800
Orange County FL Tourist Dev. Rev	5.000%	10/1/2025 (2)	11,455	12,219
Orange County FL Tourist Dev. Rev	5.000%	10/1/2026 (2)	12,025	12,807
Orlando & Orange County FL Expressway Auth	6.500%	7/1/2010 (3)	2,000	2,233
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2014 (3)	3,000	3,927
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2015 (3)	8,360	11,158
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2016 (2)	2,000	2,177
Orlando & Orange County FL Expressway Auth. VRDO	3.150%	3/7/2006 (2)	8,600	8,600
Orlando & Orange County FL Expressway Auth. VRDO	3.180%	3/7/2006 (4)	1,150	1,150
Orlando & Orange County FL Expressway Auth. VRDO	3.180%	3/7/2006 (4)	1,510	1,510
Orlando & Orange County FL Expressway Auth. VRDO	3.180%	3/7/2006 (4)	2,750	2,750
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014	5,000	5,531
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017 (ETM)	12,700	15,323
Palm Beach County FL Airport System Rev	5.750%	10/1/2011 (1)	13,645	15,046
Palm Beach County FL Airport System Rev	5.750%	10/1/2013 (1)	10,445	11,740
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2014 (3)	16,300	20,150
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015 (3)	3,000	3,764
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625%	12/1/2031	16,500	17,354
Palm Beach County FL School Board COP	6.000%	8/1/2010 (3)(Prere.)	7,495	8,310
Palm Beach County FL School Board COP	5.250%	8/1/2012 (4)(Prere.)	4,050	4,422
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,430	4,869
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	8,190	9,001
Palm Beach County FL School Board COP	5.375%	8/1/2012 (4)(Prere.)	4,500	4,945
Palm Beach County FL School Board COP	5.250%	8/1/2018 (4)	2,300	2,476
Polk County FL Util. System Rev	5.250%	10/1/2021 (3)	3,620	3,928
1 Polk County FL Util. System Rev. TOB VRDO	3.220%	3/7/2006 (3)	9,600	9,600
Reedy Creek FL Improvement Dist. Util. Rev	5.000%	10/1/2019 (2)	6,000	6,474
Sarasota County FL Util. System Rev	7.000%	10/1/2009 (3)	6,260	6,966
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/2017 (3)	2,400	2,736
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/2019 (3)	3,595	4,154
Seminole County FL Sales Tax Rev	5.250%	10/1/2031 (1)	8,500	9,832
Seminole County FL Water & Sewer Rev	6.000%	10/1/2009 (1)	1,800	1,944
Seminole County FL Water & Sewer Rev	6.000%	10/1/2012 (1)	5,000	5,653
Seminole County FL Water & Sewer Rev	6.000%	10/1/2019 (1)(ETM)	4,000	4,701
Seminole County FL Water & Sewer Rev	6.000%	10/1/2019 (1)	2,350	2,735
South Broward FL Hosp. Dist. Rev	5.625%	5/1/2032 (1)	12,000	13,151
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.500%	11/15/2033	10,000	10,620
St. Lucie County FL Util. System Rev	6.500%	10/1/2008 (3)(ETM)	4,910	5,188
St. Lucie County FL Util. System Rev	5.500%	10/1/2015 (3)(ETM)	5,000	5,258
2 St. Lucie County FL Util. System Rev	6.000%	10/1/2020 (3)(ETM)	5,515	6,633
Sunrise FL Util. System Rev	5.200%	10/1/2022 (2)	17,805	19,932
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.170%	3/7/2006 (2)	100	100
Tallahassee FL Energy System Rev	5.250%	10/1/2013 (4)	4,380	4,801
Tallahassee FL Energy System Rev	5.250%	10/1/2014 (4)	3,980	4,390
Tallahassee FL Energy System Rev	5.250%	10/1/2015 (4)	5,240	5,824
Tamarac FL Water & Sewer Util. Rev	5.900%	10/1/2011 (3)	3,980	4,284
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2017 (3)	5,000	5,602
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2021 (3)	22,290	26,055
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2024 (3)	23,180	27,339
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	4,575	4,850
Outside Florida:
Puerto Rico GO	5.250%	7/1/2016	5,000	5,346
Puerto Rico GO	5.250%	7/1/2018	6,500	6,942
Puerto Rico GO	5.250%	7/1/2019	5,000	5,335
Puerto Rico GO	5.000%	7/1/2034	4,200	4,322
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	3,000	3,000
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2027 (2)	15,050	17,860
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	6,000	6,549
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	5,000	5,416
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	12,000	12,832

Total Municipal Bonds
(Cost $1,144,481)				1,201,923

Other Assets and Liabilities--Net (0.8%)				10,142

Net Assets (100%)				1,212,065

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security represented 0.8% of net assets.
2 Securities with a value of $1,684,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $1,149,602,000. Net unrealized appreciation of investment securities for tax purposes was $52,321,000, consisting of unrealized gains of $52,874,000 on securities that had risen in value since their purchase and $553,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(575)	$62,046	($38)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.